Events After the Reporting Period	6 Months Ended
Jun. 30, 2025
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting period
11. Events after the reporting period
Subsequent to June 30, 2025, the Company sold and issued 450,758,552 ADSs, representing 11,268,963,800 ordinary shares, under the ATM program, raising gross proceeds of £19.0 million.
In July 2025, the Company cancelled all remaining Series A warrants, totaling 59,481,105, in exchange for a payment to warrant holders of £2.7 million ($3.6 million).